CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Net Income (Loss)	$ 41,861,007	$ 15,890,262	$ 13,348,373
Other Comprehensive Income / (Loss)
Unrealized (losses) gains	(3,858,538)	4,658,116	12,972,947
Income tax benefit (provision)	816,053	(989,588)	(2,696,204)
Net unrealized (losses) gains	(3,042,485)	3,668,528	10,276,743
Reclassification of (gains)/losses to Net Income (Loss)	487,791	16,447	269,918
Other Comprehensive Income (Loss), Net of Tax	(3,530,276)	3,652,081	10,006,825
Total Comprehensive Income	$ 38,330,731	$ 19,542,343	$ 23,355,198